Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Current assets
Cash and cash equivalents	$ 5,245,707	$ 128,777
Other receivables	109,625	50,933
Short-term investment (Note 3)	135,001	193,750
Prepaid expenses	263,273	14,245
Related parties (Note 4b)	88,493	46,988
Total current assets	5,842,099	434,693
Non-current assets
Property and equipment	9,773	12,902
Intangible assets	125,289	130,264
Restricted cash	14,730	14,653
Right-of-use asset	4,343	35,730
Deferred offering costs		198,173
Total non-current assets	154,135	391,722
Total assets	5,996,234	826,415
Current liabilities
Accounts payable and accrued liabilities	805,453	1,396,960
Due to related parties (Note 4)	48,321	206,494
Derivative warrants liability (Note 5)	1,795,499
Derivative liability (Note 6c(i))		290,569
Lease liability	4,941	38,390
Total liabilities	2,654,214	1,932,413
Shareholders’ equity (deficit)
Share capital and share premium (Note 6)	14,758,127	6,706,644
RSU reserve (Note 9)	460,969	493,036
Warrants (Note 7)	741,628	459,110
Share-based payment reserve (Note 8)	1,525,623	1,403,688
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(14,123,077)	(10,147,226)
Total shareholders’ equity (deficit)	3,342,020	(1,105,998)
Total liabilities and shareholders’ equity (deficit)	$ 5,996,234	$ 826,415